Schedule of breakdown borrowings (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Term loan #1 [member]
IfrsStatementLineItems [Line Items]
Term loan			$ 206,695
Term loan #2 [member]
IfrsStatementLineItems [Line Items]
Term loan			280,233
Term loan #3 [Member]
IfrsStatementLineItems [Line Items]
Term loan			178,565
Term loan #4 [member]
IfrsStatementLineItems [Line Items]
Term loan			195,299
Term loan #6 [member]
IfrsStatementLineItems [Line Items]
Term loan			531,708
Term loan #7 [member]
IfrsStatementLineItems [Line Items]
Term loan			280,239
Term loan #9 [member]
IfrsStatementLineItems [Line Items]
Term loan			322,818
Term loan #10 [member]
IfrsStatementLineItems [Line Items]
Term loan			1,573,744
Term loan #11 [member]
IfrsStatementLineItems [Line Items]
Term loan			691,989
Term loan #12 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan [member]
IfrsStatementLineItems [Line Items]
Term loan			$ 4,261,290